UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22951

 NAME OF REGISTRANT:                     FundX Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 101 Montgomery Street, Suite
                                         2400
                                         San Francisco, CA 94104

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeff Smith
                                         101 Montgomery Street, Suite
                                         2400
                                         San Francisco, CA 94104

 REGISTRANT'S TELEPHONE NUMBER:          415-248-8371

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

FundX Aggressive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Conservative Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 CALVERT SHORT TERM INCOME FUND                                                              Agenda Number:  935323268
--------------------------------------------------------------------------------------------------------------------------
        Security:  13161T401
    Meeting Type:  Special
    Meeting Date:  19-Feb-2021
          Ticker:  CDSIX
            ISIN:  US13161T4013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of a new investment advisory                     Mgmt          For                            For
       agreement with Calvert Research and
       Management to continue to serve as the
       Fund's investment adviser.




--------------------------------------------------------------------------------------------------------------------------
 CALVERT SOCIAL INVESTMENT FUND                                                              Agenda Number:  935323268
--------------------------------------------------------------------------------------------------------------------------
        Security:  131618829
    Meeting Type:  Special
    Meeting Date:  19-Feb-2021
          Ticker:  CBAIX
            ISIN:  US1316188291
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of a new investment advisory                     Mgmt          For                            For
       agreement with Calvert Research and
       Management to continue to serve as the
       Fund's investment adviser.




--------------------------------------------------------------------------------------------------------------------------
 COLUMBIA MANAGEMENT INVESTMENT ADVISERS                                                     Agenda Number:  935291841
--------------------------------------------------------------------------------------------------------------------------
        Security:  19766D444
    Meeting Type:  Special
    Meeting Date:  22-Dec-2020
          Ticker:  CLREX
            ISIN:  US19766D4447
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       George S. Batejan                                         Mgmt          For                            For
       Kathleen Blatz                                            Mgmt          For                            For
       Pamela G. Carlton                                         Mgmt          For                            For
       Janet Langford Carrig                                     Mgmt          For                            For
       J. Kevin Connaughton                                      Mgmt          For                            For
       Olive Darragh                                             Mgmt          For                            For
       Patricia M. Flynn                                         Mgmt          For                            For
       Brian J. Gallagher                                        Mgmt          For                            For
       Douglas A. Hacker                                         Mgmt          For                            For
       Nancy T. Lukitsh                                          Mgmt          For                            For
       David M. Moffett                                          Mgmt          For                            For
       Catherine James Paglia                                    Mgmt          For                            For
       Anthony M. Santomero                                      Mgmt          For                            For
       Minor M. Shaw                                             Mgmt          For                            For
       Natalie A. Trunow                                         Mgmt          For                            For
       Sandra Yeager                                             Mgmt          For                            For
       Christopher O. Petersen                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESCO EQUITY FDS                                                                          Agenda Number:  935305121
--------------------------------------------------------------------------------------------------------------------------
        Security:  00141B709
    Meeting Type:  Special
    Meeting Date:  07-Apr-2021
          Ticker:  ASMYX
            ISIN:  US00141B7091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve changing each Fund's                           Mgmt          For                            For
       sub-classification from "diversified" to
       "non-diversified" and approve the
       elimination of a related fundamental
       investment restriction.



FundX Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 CALVERT SHORT TERM INCOME FUND                                                              Agenda Number:  935323268
--------------------------------------------------------------------------------------------------------------------------
        Security:  13161T401
    Meeting Type:  Special
    Meeting Date:  19-Feb-2021
          Ticker:  CDSIX
            ISIN:  US13161T4013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of a new investment advisory                     Mgmt          For                            For
       agreement with Calvert Research and
       Management to continue to serve as the
       Fund's investment adviser.



FundX Sustainable Impact Fund
--------------------------------------------------------------------------------------------------------------------------
 INVESCO EQUITY FDS                                                                          Agenda Number:  935305121
--------------------------------------------------------------------------------------------------------------------------
        Security:  00141B709
    Meeting Type:  Special
    Meeting Date:  07-Apr-2021
          Ticker:  ASMYX
            ISIN:  US00141B7091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve changing each Fund's                           Mgmt          For                            For
       sub-classification from "diversified" to
       "non-diversified" and approve the
       elimination of a related fundamental
       investment restriction.




--------------------------------------------------------------------------------------------------------------------------
 SMITH BARNEY FUNDS                                                                          Agenda Number:  935358401
--------------------------------------------------------------------------------------------------------------------------
        Security:  52469C702
    Meeting Type:  Special
    Meeting Date:  15-Jun-2021
          Ticker:  LCISX
            ISIN:  US52469C7020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Paul R. Ades                                              Mgmt          For                            For
       Andrew L. Breech                                          Mgmt          For                            For
       Althea L. Duersten                                        Mgmt          For                            For
       Stephen R. Gross                                          Mgmt          For                            For
       Susan M. Heilbron                                         Mgmt          For                            For
       Howard J. Johnson                                         Mgmt          For                            For
       Arnold L. Lehman                                          Mgmt          For                            For
       Robin J.W. Masters                                        Mgmt          For                            For
       Jerome H. Miller                                          Mgmt          For                            For
       Ken Miller                                                Mgmt          For                            For
       G. Peter O'Brien                                          Mgmt          For                            For
       Thomas F. Schlafly                                        Mgmt          For                            For
       Jane Trust                                                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VANGUARD WORLD FUND                                                                         Agenda Number:  935290217
--------------------------------------------------------------------------------------------------------------------------
        Security:  921910600
    Meeting Type:  Special
    Meeting Date:  22-Jan-2021
          Ticker:  VWUAX
            ISIN:  US9219106005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To reclassify the diversification status to               Mgmt          For                            For
       non-diversified and eliminate a related
       fundamental policy.



FundX Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 INVESCO EQUITY FDS                                                                          Agenda Number:  935305121
--------------------------------------------------------------------------------------------------------------------------
        Security:  00141B709
    Meeting Type:  Special
    Meeting Date:  07-Apr-2021
          Ticker:  ASMYX
            ISIN:  US00141B7091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve changing each Fund's                           Mgmt          For                            For
       sub-classification from "diversified" to
       "non-diversified" and approve the
       elimination of a related fundamental
       investment restriction.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FundX Investment Trust
By (Signature)       /s/ Jeff Smith
Name                 Jeff Smith
Title                President
Date                 08/13/2021